Allowance for Loan Losses - Net Charge offs (Recoveries) Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	$ 505	$ 190	$ (19)
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	262	1	(88)
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)		0	3
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	(6)	(18)	56
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	243	32	51
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	25	(13)	(198)
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	182	98	12
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	182	98	12
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	61	91	57
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	39	34	36
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	$ 22	$ 57	$ 21